Loans and Allowance for Credit Losses - Summary of Key Economic Variables Used to Estimate Allowance on Performing Loans During Forecast Period (Detail)	Apr. 30, 2024	Oct. 31, 2023
Upside Scenarios [Member] | Canada [member] | First 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	4.00%	3.20%
Corporate BBB	1.30%	1.70%
Unemployment rates	4.80%	4.20%
Housing Price Index	2.40%	9.90%
Upside Scenarios [Member] | Canada [member] | Remaining horizon [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	2.70%	2.60%
Corporate BBB	1.80%	1.80%
Unemployment rates	4.30%	3.70%
Housing Price Index	6.00%	6.90%
Upside Scenarios [Member] | United States [member] | First 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	4.30%	4.10%
Corporate BBB	0.70%	1.40%
Unemployment rates	3.20%	2.90%
Housing Price Index	5.30%	2.70%
Upside Scenarios [Member] | United States [member] | Remaining horizon [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	2.40%	2.50%
Corporate BBB	1.60%	1.70%
Unemployment rates	2.80%	2.50%
Housing Price Index	4.00%	3.70%
Base Scenarios [Member] | Canada [member] | First 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	1.20%	0.40%
Corporate BBB	1.90%	2.40%
Unemployment rates	6.40%	5.90%
Housing Price Index	(1.80%)	5.50%
Base Scenarios [Member] | Canada [member] | Remaining horizon [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	2.00%	1.90%
Corporate BBB	2.00%	2.00%
Unemployment rates	5.80%	5.70%
Housing Price Index	3.60%	4.50%
Base Scenarios [Member] | United States [member] | First 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	1.90%	1.40%
Corporate BBB	1.40%	2.20%
Unemployment rates	4.10%	4.20%
Housing Price Index	2.20%	(0.50%)
Base Scenarios [Member] | United States [member] | Remaining horizon [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	1.90%	2.00%
Corporate BBB	1.90%	2.10%
Unemployment rates	4.00%	4.10%
Housing Price Index	2.60%	2.30%
Downside Scenarios [Member] | Canada [member] | First 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	(2.60%)
Corporate BBB	3.50%
Unemployment rates	8.70%
Housing Price Index	(13.00%)
Downside Scenarios [Member] | Canada [member] | Remaining horizon [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	1.40%
Corporate BBB	3.00%
Unemployment rates	9.20%
Housing Price Index	(0.20%)
Downside Scenarios [Member] | United States [member] | First 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	(2.00%)
Corporate BBB	3.40%
Unemployment rates	6.50%
Housing Price Index	(9.60%)
Downside Scenarios [Member] | United States [member] | Remaining horizon [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	1.40%
Corporate BBB	3.10%
Unemployment rates	7.20%
Housing Price Index	(0.80%)
Severe Downside Scenario [Member] | Canada [member] | First 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	(3.90%)	(3.90%)
Corporate BBB	4.20%	4.20%
Unemployment rates	9.40%	9.30%
Housing Price Index	(21.60%)	(20.20%)
Severe Downside Scenario [Member] | Canada [member] | Remaining horizon [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	1.20%	1.20%
Corporate BBB	3.50%	3.50%
Unemployment rates	10.20%	10.10%
Housing Price Index	(5.00%)	(5.00%)
Severe Downside Scenario [Member] | United States [member] | First 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	(3.20%)	(3.50%)
Corporate BBB	4.60%	4.60%
Unemployment rates	7.60%	7.50%
Housing Price Index	(18.80%)	(19.20%)
Severe Downside Scenario [Member] | United States [member] | Remaining horizon [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	1.30%	1.40%
Corporate BBB	3.60%	3.50%
Unemployment rates	8.40%	8.30%
Housing Price Index	(4.30%)	(4.30%)